Net investment income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
6. Net investment income
Net (losses)/gains from financial instruments mandatorily at fair value	£ (50)	£ 510	£ 226
Net gains from disposal of debt instruments at fair value through other comprehensive income	295	502	158
Net (losses)/gains from disposal of financial assets and liabilities measured at amortised cost	(61)	257	38
Dividend income	37	76	91
Net(losses)/gains on other investments	(208)	(214)	72
Net investment income	£ 13	£ 1,131	£ 585